Consolidated Condensed Interim Balance Sheets (Unaudited) (Parentheticals) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2014	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2014
Preferred stock, shares outstanding		1	1
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000	5,000,000
Preferred Stock Special Voting Shares Issued	1	1
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	200,000,000	200,000,000	200,000,000	200,000,000
Common stock, shares issued (in shares)	38,580,306	35,992,343	31,534,819	13,050,000
Common stock, shares outstanding (in shares)	38,580,306	35,992,343
Series A Preferred Stock [Member]
Preferred Stock, Shares Issued	278,530				278,530
Preferred stock, shares outstanding	278,530